Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	SCIENJOY HOLDING CORPORATION
Trading Symbol	SJ
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001753673
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38799
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	RM 1118, 11th Floor, Building 3, No. 99 Wangzhou Rd
Entity Address, Address Line Two	Liangzhu St
Entity Address, Address Line Three	Yuhang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	311113
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6732
Auditor Name	OneStop Assurance PAC
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	RM 1118, 11th Floor, Building 3, No. 99 Wangzhou Rd
Entity Address, Address Line Two	Liangzhu St
Entity Address, Address Line Three	Yuhang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	311113
Entity Address, Country	CN
Contact Personnel Name	Xiaowu He
City Area Code	(86)
Local Phone Number	0571 8858 6668
Contact Personnel Email Address	xiaowu.he@scienjoy.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	38,113,879
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,925,058